General (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended				2 Months Ended		6 Months Ended				12 Months Ended
	Feb. 28, 2021 EUR (€) € / shares	Feb. 28, 2021 ILS (₪)	Feb. 23, 2021 EUR (€) € / shares	Feb. 23, 2021 ILS (₪)	Feb. 28, 2021 EUR (€) € / shares	Feb. 28, 2021 ILS (₪)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)		Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Feb. 28, 2021 ILS (₪) ₪ / shares	Feb. 28, 2021 USD ($)	Feb. 23, 2021 ILS (₪) ₪ / shares
Disclosure of associates [line items]
Gross proceeds from the offering					€ 3,635	₪ 14,300				€ 13,188	€ 21,275
Shares issued price per share | (per share)	€ 20.3				€ 20.3							₪ 80
Aggregate repayment amount							€ 30,730	$ 36,525	[1]	€ 26,923	€ 26,923
Aggregate issuance of ordinary shares | $													$ 178,750
Series C Debentures [Member]
Disclosure of associates [line items]
Aggregate principal amount			€ 25,442											₪ 100,939
Gross proceeds from the offering				₪ 102,400
Issuance expenses			25,622	101,500
Series D Debentures [Member]
Disclosure of associates [line items]
Aggregate principal amount			15,627											₪ 62,000
Gross proceeds from the offering				62,600
Issuance expenses			€ 15,577	₪ 61,800
Interest rate			1.20%											1.20%
Shares issued price per share | ₪ / shares														₪ 10.00
Conversion Price | (per share)			€ 42.6											₪ 165
Series B Debentures [Member]
Disclosure of associates [line items]
Aggregate principal amount	€ 21,500				€ 21,500								$ 86,300
Accrued interest	160				160							₪ 700
Amount of prepayment charge	860				€ 860							₪ 3,400
Aggregate repayment amount	€ 22,500	₪ 90,400
Groen Gas Goor B V [Member]
Disclosure of associates [line items]
Green gas production capacity per year							3 million	3 million
Groen Gas Oude Tonge B V [Member]
Disclosure of associates [line items]
Green gas production capacity per year							3.8 million	3.8 million
Groen Gas Gelderland B V [Member]
Disclosure of associates [line items]
Green gas production capacity per year							9.5 million	9.5 million
Groen Gas Gelderland B V [Member] | Licenses [Member]
Disclosure of associates [line items]
Green gas production capacity per year							7.5 million	7.5 million
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest							9.375%	9.375%
Talasol Solar S.L.U [Member]
Disclosure of associates [line items]
Proportion of ownership interest							51.00%	51.00%
Ellomay Pumped Storage (2014) Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest							83.333%	83.333%

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)